Document and Entity Information	Mar. 11, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2021
Entity Registrant Name	International Seaways, Inc.
Entity Incorporation, State or Country Code	1T
Entity File Number	001-37836
Entity Tax Identification Number	98-0467117
Entity Address, Address Line One	600 Third Avenue
Entity Address, Address Line Two	39TH Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	578-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001679049
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock (no par value)
Trading Symbol	INSW
Security Exchange Name	NYSE
8.5% Senior Notes due 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.5% Senior Notes due 2023
Trading Symbol	INSW - PA
Security Exchange Name	NYSE